UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Atlanta Capital SMID-Cap Fund

Semiannual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2019

Eaton Vance

Atlanta Capital SMID-Cap Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Performance1,2

Portfolio Managers Charles B. Reed, CFA, William O. Bell IV, CFA and W. Matthew Hereford, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	–3.18%	8.22%	12.04%	17.50%
Class A with 5.75% Maximum Sales Charge	—	—	–8.75	2.00	10.71	16.82
Class C at NAV	10/01/2009	04/30/2002	–3.55	7.40	11.20	16.67
Class C with 1% Maximum Sales Charge	—	—	–4.45	6.41	11.20	16.67
Class I at NAV	04/30/2002	04/30/2002	–3.06	8.49	12.32	17.79
Class R at NAV	08/03/2009	04/30/2002	–3.30	7.95	11.77	17.23
Class R6 at NAV	07/01/2014	04/30/2002	–3.00	8.60	12.42	17.85
Russell 2500™ Index	—	—	–5.59%	4.48%	7.78%	16.22%
Russell 2000® Index	—	—	–8.56	2.05	7.05	15.35

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6
		1.16%	1.91%	0.91%	1.41%	0.82%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

WR Berkley Corp.	4.8%

Teleflex, Inc.	4.6

TransUnion	4.2

ServiceMaster Global Holdings, Inc.	3.9

CDW Corp.	3.5

Aramark	3.2

Lennox International, Inc.	2.9

Carlisle Cos., Inc.	2.8

AptarGroup, Inc.	2.8

WEX, Inc.	2.7

Total	35.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

Russell 2500™ Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$968.20	$5.79	1.18%
Class C	$1,000.00	$964.50	$9.45	1.93%
Class I	$1,000.00	$969.40	$4.57	0.93%
Class R	$1,000.00	$967.00	$7.01	1.43%
Class R6	$1,000.00	$970.00	$4.08	0.83%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.94	1.18%
Class C	$1,000.00	$1,015.30	$9.70	1.93%
Class I	$1,000.00	$1,020.30	$4.68	0.93%
Class R	$1,000.00	$1,017.80	$7.19	1.43%
Class R6	$1,000.00	$1,020.80	$4.18	0.83%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

4

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 97.6%
Security	Shares	Value

Banks — 3.4%

Prosperity Bancshares, Inc.	2,369,668	$163,649,272

Umpqua Holdings Corp.	9,454,974	156,007,071

Westamerica Bancorporation(1)	1,433,011	88,560,080

		$408,216,423

Building Products — 2.9%

Lennox International, Inc.	1,335,416	$353,083,990

		$353,083,990

Capital Markets — 5.5%

Affiliated Managers Group, Inc.	926,442	$99,231,203

FactSet Research Systems, Inc.	626,729	155,598,009

Morningstar, Inc.	1,267,380	159,677,206

SEI Investments Co.	4,735,814	247,446,281

		$661,952,699

Chemicals — 2.6%

RPM International, Inc.	2,810,656	$163,130,474

Sensient Technologies Corp.(1)	2,278,426	154,454,499

		$317,584,973

Commercial Services & Supplies — 1.9%

Copart, Inc.(2)	3,782,683	$229,192,763

		$229,192,763

Containers & Packaging — 2.8%

AptarGroup, Inc.(1)	3,162,641	$336,473,376

		$336,473,376

Distributors — 0.9%

Pool Corp.	636,357	$104,979,814

		$104,979,814

Diversified Consumer Services — 5.7%

Frontdoor, Inc.(2)	3,930,276	$135,280,100

Service Corporation International	2,001,513	80,360,747

ServiceMaster Global Holdings, Inc.(1)(2)	10,142,326	473,646,624

		$689,287,471

Electrical Equipment — 1.3%

Acuity Brands, Inc.	1,274,781	$152,986,468

		$152,986,468

Security	Shares	Value

Electronic Equipment, Instruments & Components — 5.9%

CDW Corp.	4,380,378	$422,137,028

FLIR Systems, Inc.	3,459,895	164,621,804

Trimble, Inc.(2)	3,110,244	125,653,858

		$712,412,690

Health Care Equipment & Supplies — 7.1%

Dentsply Sirona, Inc.	3,279,655	$162,638,091

Teleflex, Inc.	1,832,132	553,597,005

Varian Medical Systems, Inc.(2)	958,709	135,868,240

		$852,103,336

Health Care Providers & Services — 3.0%

Covetrus, Inc.(2)	1,988,604	$63,337,038

Henry Schein, Inc.(2)	4,971,510	298,837,466

		$362,174,504

Hotels, Restaurants & Leisure — 4.6%

Aramark(1)	13,119,467	$387,680,250

Choice Hotels International, Inc.	2,076,429	161,421,590

		$549,101,840

Household Products — 1.5%

Church & Dwight Co., Inc.	2,501,433	$178,177,073

		$178,177,073

Industrial Conglomerates — 2.8%

Carlisle Cos., Inc.	2,771,969	$339,898,839

		$339,898,839

Insurance — 6.6%

Markel Corp.(2)	221,695	$220,861,427

WR Berkley Corp.(1)	6,761,037	572,795,054

		$793,656,481

IT Services — 7.3%

Broadridge Financial Solutions, Inc.	1,741,858	$180,613,256

Gartner, Inc.(2)	1,394,385	211,500,317

Jack Henry & Associates, Inc.	1,150,529	159,624,393

WEX, Inc.(2)	1,680,809	322,698,520

		$874,436,486

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 3.5%

Bio-Rad Laboratories, Inc., Class A(2)	636,514	$194,569,600

Bio-Techne Corp.	1,136,211	225,594,694

		$420,164,294

Machinery — 5.3%

Donaldson Co., Inc.	2,241,179	$112,193,421

Graco, Inc.	2,864,807	141,865,243

IDEX Corp.	1,357,810	206,034,089

Nordson Corp.	1,310,447	173,660,436

		$633,753,189

Marine — 2.0%

Kirby Corp.(1)(2)	3,155,908	$237,040,250

		$237,040,250

Professional Services — 4.2%

TransUnion	7,655,432	$511,689,075

		$511,689,075

Real Estate Management & Development — 1.5%

Jones Lang LaSalle, Inc.	1,181,077	$182,098,452

		$182,098,452

Road & Rail — 4.0%

J.B. Hunt Transport Services, Inc.	2,969,083	$300,738,417

Landstar System, Inc.	1,678,518	183,613,084

		$484,351,501

Software — 8.3%

ANSYS, Inc.(2)	1,314,532	$240,178,142

Blackbaud, Inc.(1)	3,277,226	261,293,229

Fair Isaac Corp.(2)	841,813	228,661,665

Manhattan Associates, Inc.(1)(2)	5,017,586	276,519,164

		$1,006,652,200

Specialty Retail — 1.4%

Sally Beauty Holdings, Inc.(1)(2)	9,366,025	$172,428,520

		$172,428,520

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.6%

Columbia Sportswear Co.	1,866,121	$194,412,485

		$194,412,485

Total Common Stocks (identified cost $7,401,330,803)		$11,758,309,192

Short-Term Investments — 2.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.59%(3)	310,013,528	$310,013,528

Total Short-Term Investments (identified cost $310,011,978)		$310,013,528

Total Investments — 100.2% (identified cost $7,711,342,781)		$12,068,322,720

Other Assets, Less Liabilities — (0.2)%		$(20,527,712)

Net Assets — 100.0%		$12,047,795,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated company (see Note 9).

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2019

Investments —

Unaffiliated investments, at value (identified cost, $4,924,411,162)	$8,797,418,146

Affiliated investment fund, at value (identified cost, $310,011,978)	310,013,528

Affiliated companies, at value (identified cost, $2,476,919,641)	2,960,891,046

Total Investments, at value (identified cost, $7,711,342,781)	$12,068,322,720

Dividends receivable	$5,886,961

Dividends receivable from affiliated investment fund	479,509

Receivable for Fund shares sold	51,630,503

Total assets	$12,126,319,693

Liabilities

Payable for Fund shares redeemed	$67,174,179

Payable to affiliates:

Investment adviser fee	7,995,975

Distribution and service fees	755,946

Accrued expenses	2,598,585

Total liabilities	$78,524,685

Net Assets	$12,047,795,008

Sources of Net Assets

Paid-in capital	$7,503,114,470

Distributable earnings	4,544,680,538

Total	$12,047,795,008

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	March 31, 2019

Net Assets	$1,702,316,170

Shares Outstanding	54,801,205

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$31.06

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$32.95

Class C Shares

Net Assets	$189,522,466

Shares Outstanding	6,660,498

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$28.45

Class I Shares

Net Assets	$6,345,688,980

Shares Outstanding	183,545,657

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$34.57

Class R Shares

Net Assets	$549,963,930

Shares Outstanding	18,221,702

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$30.18

Class R6 Shares

Net Assets	$3,260,303,462

Shares Outstanding	93,802,560

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$34.76

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2019

Dividends	$46,942,768	(1)

Dividends from affiliated investment fund	4,198,995

Total investment income	$51,141,763

Expenses

Investment adviser fee	$45,514,663

Distribution and service fees

Class A	2,081,958

Class C	1,006,089

Class R	1,298,706

Trustees’ fees and expenses	54,250

Custodian fee	935,696

Transfer and dividend disbursing agent fees	4,687,425

Legal and accounting services	181,208

Printing and postage	365,097

Registration fees	154,306

Miscellaneous	206,895

Total expenses	$56,486,293

Net investment loss	$(5,344,530)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$637,035,117	(2)

Investment transactions — affiliated investment fund	(56,047)

Net realized gain	$636,979,070

Change in unrealized appreciation (depreciation) —

Investments	$(1,075,425,415	)(3)

Investments — affiliated investment fund	15,137

Net change in unrealized appreciation (depreciation)	$(1,075,410,278)

Net realized and unrealized loss	$(438,431,208)

Net decrease in net assets from operations	$(443,775,738)

(1)	Includes $14,044,523 of dividends from affiliated companies (see Note 9).

(2)	Includes $157,922,099 of net realized gains from affiliated companies (see Note 9).

(3)	Includes net change in unrealized appreciation (depreciation) from affiliated companies of $(339,890,504) (see Note 9).

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

From operations —

Net investment loss	$(5,344,530)	$(14,104,430)

Net realized gain	636,979,070	352,702,328

Net change in unrealized appreciation (depreciation)	(1,075,410,278)	2,092,356,764

Net increase (decrease) in net assets from operations	$(443,775,738)	$2,430,954,662

Distributions to shareholders —

Class A	$(116,136,969)	$(64,121,944)

Class C	(15,638,185)	(9,049,930)

Class I	(419,348,036)	(218,200,808)

Class R	(36,842,583)	(18,138,514)

Class R6	(157,053,225)	(60,204,689)

Total distributions to shareholders	$(745,018,998)	$(369,715,885)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$157,813,748	$541,063,870

Class C	4,243,132	13,407,603

Class I	695,442,196	1,486,937,042

Class R	38,754,893	109,317,404

Class R6	801,362,317	1,026,666,231

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	102,122,597	55,462,477

Class C	14,055,764	8,137,207

Class I	333,675,062	185,558,595

Class R	35,556,639	17,113,524

Class R6	154,871,459	60,173,079

Cost of shares redeemed

Class A	(314,774,573)	(695,442,322)

Class C	(30,012,022)	(46,490,819)

Class I	(1,426,919,601)	(1,718,627,014)

Class R	(50,485,550)	(89,884,146)

Class R6	(289,196,215)	(288,963,254)

Net asset value of shares converted

Class A	11,839,616	—

Class C	(11,839,616)	—

Net increase in net assets from Fund share transactions	$226,509,846	$664,429,477

Net increase (decrease) in net assets	$(962,284,890)	$2,725,668,254

Net Assets

At beginning of period	$13,010,079,898	$10,284,411,644

At end of period	$12,047,795,008	$13,010,079,898

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Financial Highlights

	Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$34.450		$29.050		$25.770		$23.780		$22.330		$21.180

Income (Loss) From Operations

Net investment loss(1)	$(0.043)		$(0.096)		$(0.101)		$(0.087)		$(0.075)		$(0.062)

Net realized and unrealized gain (loss)	(1.199)		6.606		4.379		3.812		2.286		1.360

Total income (loss) from operations	$(1.242)		$6.510		$4.278		$3.725		$2.211		$1.298

Less Distributions

From net realized gain	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$(0.148)

Total distributions	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$(0.148)

Net asset value — End of period	$31.060		$34.450		$29.050		$25.770		$23.780		$22.330

Total Return(2)	(3.18	)%(3)	22.97%		17.06%		16.27%		9.99%		6.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,702,316		$1,935,900		$1,711,298		$1,764,805		$1,336,145		$1,294,128

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.18	%(5)	1.16	%(6)	1.19	%(6)	1.21	%(6)	1.22	%(6)	1.23	%(6)

Net investment loss	(0.29	)%(5)	(0.30	)%(6)	(0.38	)%(6)	(0.35	)%(6)	(0.31	)%(6)	(0.28	)%(6)

Portfolio Turnover of the Portfolio(7)	—		3%		11%		17%		17%		11%

Portfolio Turnover of the Fund	10	%(3)	5	%(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 19, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$31.870		$27.140		$24.320		$22.690		$21.500		$20.550

Income (Loss) From Operations

Net investment loss(1)	$(0.143)		$(0.310)		$(0.284)		$(0.257)		$(0.246)		$(0.224)

Net realized and unrealized gain (loss)	(1.129)		6.150		4.102		3.622		2.197		1.322

Total income (loss) from operations	$(1.272)		$5.840		$3.818		$3.365		$1.951		$1.098

Less Distributions

From net realized gain	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$(0.148)

Total distributions	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$(0.148)

Net asset value — End of period	$28.450		$31.870		$27.140		$24.320		$22.690		$21.500

Total Return(2)	(3.55	)%(3)	22.09%		16.15%		15.41%		9.15%		5.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$189,522		$239,937		$226,669		$240,309		$222,081		$237,887

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.93	%(5)	1.91	%(6)	1.94	%(6)	1.96	%(6)	1.97	%(6)	1.98	%(6)

Net investment loss	(1.05	)%(5)	(1.06	)%(6)	(1.13	)%(6)	(1.10	)%(6)	(1.06	)%(6)	(1.03	)%(6)

Portfolio Turnover of the Portfolio(7)	—		3%		11%		17%		17%		11%

Portfolio Turnover of the Fund	10	%(3)	5	%(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 19, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$38.030		$31.880		$28.120		$25.740		$24.060		$22.750

Income (Loss) From Operations

Net investment loss(1)	$(0.006)		$(0.020)		$(0.039)		$(0.027)		$(0.015)		$(0.006)

Net realized and unrealized gain (loss)	(1.306)		7.280		4.797		4.142		2.456		1.464

Total income (loss) from operations	$(1.312)		$7.260		$4.758		$4.115		$2.441		$1.458

Less Distributions

From net realized gain	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$(0.148)

Total distributions	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$(0.148)

Net asset value — End of period	$34.570		$38.030		$31.880		$28.120		$25.740		$24.060

Total Return(2)	(3.06	)%(3)	23.30%		17.35%		16.56%		10.23%		6.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,345,689		$7,422,332		$6,245,313		$4,816,563		$3,839,740		$3,755,707

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.93	%(5)	0.91	%(6)	0.94	%(6)	0.96	%(6)	0.97	%(6)	0.98	%(6)

Net investment loss	(0.04	)%(5)	(0.06	)%(6)	(0.13	)%(6)	(0.10	)%(6)	(0.06	)%(6)	(0.03	)%(6)

Portfolio Turnover of the Portfolio(7)	—		3%		11%		17%		17%		11%

Portfolio Turnover of the Fund	10	%(3)	5	%(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 19, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Financial Highlights — continued

	Class R

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018		2017		2016		2015		2014

Net asset value — Beginning of period	$33.580		$28.410		$25.290		$23.420		$22.060		$20.970

Income (Loss) From Operations

Net investment loss(1)	$(0.078)		$(0.171)		$(0.166)		$(0.147)		$(0.134)		$(0.110)

Net realized and unrealized gain (loss)	(1.174)		6.451		4.284		3.752		2.255		1.348

Total income (loss) from operations	$(1.252)		$6.280		$4.118		$3.605		$2.121		$1.238

Less Distributions

From net realized gain	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$(0.148)

Total distributions	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$(0.148)

Net asset value — End of period	$30.180		$33.580		$28.410		$25.290		$23.420		$22.060

Total Return(2)	(3.30	)%(3)	22.67%		16.74%		16.00%		9.70%		5.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$549,964		$583,049		$458,145		$337,874		$209,022		$166,575

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.43	%(5)	1.41	%(6)	1.44	%(6)	1.46	%(6)	1.47	%(6)	1.48	%(6)

Net investment loss	(0.54	)%(5)	(0.55	)%(6)	(0.63	)%(6)	(0.60	)%(6)	(0.56	)%(6)	(0.50	)%(6)

Portfolio Turnover of the Portfolio(7)	—		3%		11%		17%		17%		11%

Portfolio Turnover of the Fund	10	%(3)	5	%(8)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from May 19, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Financial Highlights — continued

	Class R6

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,								Period Ended September 30, 2014(1)
			2018		2017		2016		2015

Net asset value — Beginning of period	$38.200		$31.990		$28.190		$25.780		$24.070		$25.040

Income (Loss) From Operations

Net investment income (loss)(2)	$0.009		$0.016		$(0.010)		$(0.002)		$(0.004)		$0.022

Net realized and unrealized gain (loss)	(1.301)		7.304		4.808		4.147		2.475		(0.992)

Total income (loss) from operations	$(1.292)		$7.320		$4.798		$4.145		$2.471		$(0.970)

Less Distributions

From net realized gain	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$—

Total distributions	$(2.148)		$(1.110)		$(0.998)		$(1.735)		$(0.761)		$—

Net asset value — End of period	$34.760		$38.200		$31.990		$28.190		$25.780		$24.070

Total Return(3)	(3.00	)%(4)	23.41%		17.45%		16.66%		10.36%		(3.87	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,260,303		$2,828,862		$1,642,985		$798,553		$389,784		$252

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.83	%(6)	0.82	%(7)	0.84	%(7)	0.87	%(7)	0.88	%(7)	0.90	%(6)(7)

Net investment income (loss)	0.06	%(6)	0.05	%(7)	(0.03	)%(7)	(0.01	)%(7)	(0.02	)%(7)	0.35	%(6)(7)

Portfolio Turnover of the Portfolio(8)	—		3%		11%		17%		17%		11	%(9)

Portfolio Turnover of the Fund	10	%(4)	5	%(10)	—		—		—		—

(1)	For the period from the commencement of operations, July 1, 2014, to September 30, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the Portfolio’s year ended September 30, 2014.

(10)	For the period from May 19, 2018 through September 30, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to SMID-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 18, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Effective after the close of business on January 15, 2013, the Fund was closed to new investors, subject to limited exceptions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business

16

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2018, the Fund had a late year ordinary loss of $15,735,449 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,704,893,056

Gross unrealized appreciation	$4,536,212,462

Gross unrealized depreciation	(172,782,798)

Net unrealized appreciation	$4,363,429,664

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion, 0.75% on net assets of $5 billion but less than $7.5 billion, 0.73% on net assets of $7.5 billion but less than $10 billion, 0.72% on net assets of $10 billion but less than $15 billion and 0.70% on net assets of $15 billion and over, and is payable monthly. For the six months ended March 31, 2019, the investment adviser fee amounted to $45,514,663 or 0.79% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, EVM earned $131,345 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,100 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

17

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2019 amounted to $2,081,958 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2019, the Fund paid or accrued to EVD $754,567 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended March 31, 2019, the Fund paid or accrued to EVD $649,353 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2019 amounted to $251,522 and $649,353 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2019, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,186,621,219 and $1,538,552,905, respectively, for the six months ended March 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	5,318,185	17,337,940

Issued to shareholders electing to receive payments of distributions in Fund shares	3,510,574	1,847,518

Redemptions	(10,626,268)	(21,913,521)

Converted from Class C shares	408,186	—

Net decrease	(1,389,323)	(2,728,063)

18

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	155,834	462,369

Issued to shareholders electing to receive payments of distributions in Fund shares	526,236	291,239

Redemptions	(1,104,832)	(1,576,295)

Converted to Class A shares	(445,068)	—

Net decrease	(867,830)	(822,687)

Class I	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	21,231,938	42,766,098

Issued to shareholders electing to receive payments of distributions in Fund shares	10,314,531	5,611,085

Redemptions	(43,166,120)	(49,131,202)

Net decrease	(11,619,651)	(754,019)

Class R	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	1,338,105	3,555,576

Issued to shareholders electing to receive payments of distributions in Fund shares	1,256,862	583,681

Redemptions	(1,735,498)	(2,905,787)

Net increase	859,469	1,233,470

Class R6	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	23,677,103	29,133,113

Issued to shareholders electing to receive payments of distributions in Fund shares	4,763,810	1,812,442

Redemptions	(8,684,939)	(8,261,559)

Net increase	19,755,974	22,683,996

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

19

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2019, the value of the Fund’s investment in affiliated companies was $2,960,891,046, which represents 24.6% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the six months ended March 31, 2019 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period		Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)

Common stocks*

AptarGroup, Inc.	3,162,641	—	—	3,162,641	$336,473,376		$2,150,596	$—	$(4,269,565)

Aramark	10,920,258	2,199,209	—	13,119,467	387,680,250		2,703,168	—	(158,481,935)

Blackbaud, Inc.	2,970,536	306,690	—	3,277,226	261,293,229		786,534	—	(61,949,754)

Fair Isaac Corp.(1)	1,780,790	—	(938,977)	841,813	228,661,665	(2)	—	156,997,858	(134,826,297)

Kirby Corp.(1)	3,155,908	—	—	3,155,908	237,040,250		—	—	(22,533,183)

Manhattan Associates, Inc.(1)	5,017,586	—	—	5,017,586	276,519,164		—	—	2,558,968

Sally Beauty Holdings, Inc.(1)	9,366,025	—	—	9,366,025	172,428,520		—	—	187,320

Sensient Technologies Corp.	670,916	1,607,510	—	2,278,426	154,454,499		1,640,467	—	(9,419,321)

ServiceMaster Global Holdings, Inc.(1)	5,367,533	4,774,793	—	10,142,326	473,646,624		—	—	14,069,861

Westamerica Bancorporation	1,433,011	—	—	1,433,011	88,560,080		1,146,409	—	2,350,138

WR Berkley Corp.	6,790,773	272,602	(302,338)	6,761,037	572,795,054		5,617,349	924,241	32,423,264

							$14,044,523	$157,922,099	$(339,890,504)

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	Non-income producing security.

(2)	Company is no longer an affiliate as of March 31, 2019.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$11,758,309,192	*	$—	$—	$11,758,309,192

Short-Term Investments	—		310,013,528	—	310,013,528

Total Investments	$11,758,309,192		$310,013,528	$—	$12,068,322,720

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

21

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7726    3.31.19

Eaton Vance

Atlanta Capital Focused Growth Fund

Semiannual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2019

Eaton Vance

Atlanta Capital Focused Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	17

Important Notices	18

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Performance1,2

Portfolio Managers Joseph B. Hudepohl, CFA, Robert R. Walton, Jr., CFA, Jeffrey A. Miller, CFA and Lance V. Garrison, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/28/2003	04/30/2002	8.13%	23.27%	13.47%	15.83%
Class A with 5.75% Maximum Sales Charge	—	—	1.92	16.13	12.14	15.14
Class C at NAV	05/02/2011	04/30/2002	7.69	22.37	12.59	15.14
Class C with 1% Maximum Sales Charge	—	—	6.78	21.37	12.59	15.14
Class I at NAV	04/30/2002	04/30/2002	8.31	23.62	13.73	16.13
Russell 1000® Growth Index	—	—	–2.34%	12.75%	13.49%	17.51%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.52%	2.27%	1.27%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Visa, Inc., Class A	8.4%

Alphabet, Inc., Class C	6.8

Danaher Corp.	5.9

Thermo Fisher Scientific, Inc.	5.6

Ecolab, Inc.	5.3

Microsoft Corp.	5.2

Zoetis, Inc.	4.9

American Tower Corp.	4.9

Linde PLC	4.8

Dollar General Corp.	4.4

Total	56.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,081.30	$6.07	**	1.17%
Class C	$1,000.00	$1,076.90	$9.94	**	1.92%
Class I	$1,000.00	$1,083.10	$4.67	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.89	**	1.17%
Class C	$1,000.00	$1,015.40	$9.65	**	1.92%
Class I	$1,000.00	$1,020.40	$4.53	**	0.90%

Effective February 1, 2019, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,081.30	$5.45	**	1.05%
Class C	$1,000.00	$1,076.90	$9.32	**	1.80%
Class I	$1,000.00	$1,083.10	$4.15	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.29	**	1.05%
Class C	$1,000.00	$1,016.00	$9.05	**	1.80%
Class I	$1,000.00	$1,020.90	$4.03	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 97.4%
Security	Shares	Value

Capital Markets — 5.5%

Charles Schwab Corp. (The)	16,027	$685,314

Intercontinental Exchange, Inc.	25,264	1,923,601

		$2,608,915

Chemicals — 10.1%

Ecolab, Inc.	14,310	$2,526,288

Linde PLC	12,911	2,271,432

		$4,797,720

Electronic Equipment, Instruments & Components — 3.2%

Amphenol Corp., Class A	16,266	$1,536,161

		$1,536,161

Energy Equipment & Services — 0.7%

Schlumberger, Ltd.	7,314	$318,671

		$318,671

Equity Real Estate Investment Trusts (REITs) — 4.9%

American Tower Corp.	11,762	$2,317,820

		$2,317,820

Food Products — 2.0%

Mondelez International, Inc., Class A	19,542	$975,537

		$975,537

Health Care Equipment & Supplies — 5.9%

Danaher Corp.	21,385	$2,823,248

		$2,823,248

Insurance — 3.0%

Marsh & McLennan Cos., Inc.	15,345	$1,440,895

		$1,440,895

Interactive Media & Services — 10.3%

Alphabet, Inc., Class C(1)	2,753	$3,230,122

Facebook, Inc., Class A(1)	10,010	1,668,567

		$4,898,689

IT Services — 14.4%

Accenture PLC, Class A	5,073	$892,949

Mastercard, Inc., Class A	8,395	1,976,603

Security	Shares	Value

IT Services (continued)

Visa, Inc., Class A	25,491	$3,981,439

		$6,850,991

Life Sciences Tools & Services — 5.6%

Thermo Fisher Scientific, Inc.	9,680	$2,649,610

		$2,649,610

Machinery — 4.3%

IDEX Corp.	5,653	$857,786

Xylem, Inc.	15,277	1,207,494

		$2,065,280

Multiline Retail — 4.4%

Dollar General Corp.	17,756	$2,118,291

		$2,118,291

Pharmaceuticals — 4.9%

Zoetis, Inc.	23,046	$2,320,041

		$2,320,041

Professional Services — 2.5%

Verisk Analytics, Inc.	8,998	$1,196,734

		$1,196,734

Software — 13.3%

Check Point Software Technologies, Ltd.(1)	14,981	$1,894,947

Intuit, Inc.	7,416	1,938,617

Microsoft Corp.	21,010	2,477,919

		$6,311,483

Specialty Retail — 2.4%

TJX Cos., Inc. (The)	21,112	$1,123,369

		$1,123,369

Total Common Stocks (identified cost $31,926,444)		$46,353,455

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.59%(2)	2,066,654	$2,066,654

Total Short-Term Investments (identified cost $2,066,654)		$2,066,654

Total Investments — 101.8% (identified cost $33,993,098)		$48,420,109

Other Assets, Less Liabilities — (1.8)%		$(835,499)

Net Assets — 100.0%		$47,584,610

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019.

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2019

Unaffiliated investments, at value (identified cost, $31,926,444)	$46,353,455

Affiliated investment, at value (identified cost, $2,066,654)	2,066,654

Dividends receivable	23,288

Dividends receivable from affiliated investment	2,815

Receivable for Fund shares sold	160,719

Receivable from affiliates	25,223

Total assets	$48,632,154

Liabilities

Payable for investments purchased	$921,792

Payable for Fund shares redeemed	46,918

Payable to affiliates:

Investment adviser fee	24,130

Distribution and service fees	8,269

Accrued expenses	46,435

Total liabilities	$1,047,544

Net Assets	$47,584,610

Sources of Net Assets

Paid-in capital	$32,639,246

Distributable earnings	14,945,364

Total	$47,584,610

Class A Shares

Net Assets	$25,950,717

Shares Outstanding	2,464,554

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.53

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$11.17

Class C Shares

Net Assets	$4,271,096

Shares Outstanding	440,095

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.70

Class I Shares

Net Assets	$17,362,797

Shares Outstanding	1,901,818

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.13

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2019

Dividends	$163,264

Dividends from affiliated investment	16,627

Total investment income	$179,891

Expenses

Investment adviser fee	$109,495

Distribution and service fees

Class A	26,104

Class C	13,291

Trustees’ fees and expenses	1,139

Custodian fee	20,874

Transfer and dividend disbursing agent fees	21,259

Legal and accounting services	21,907

Printing and postage	11,592

Registration fees	23,240

Miscellaneous	5,565

Total expenses	$254,466

Deduct —

Allocation of expenses to affiliates	$59,883

Total expense reductions	$59,883

Net expenses	$194,583

Net investment loss	$(14,692)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$829,205

Investment transactions — affiliated investment	65

Net realized gain	$829,270

Change in unrealized appreciation (depreciation) —

Investments	$3,008,962

Investments — affiliated investment	46

Net change in unrealized appreciation (depreciation)	$3,009,008

Net realized and unrealized gain	$3,838,278

Net increase in net assets from operations	$3,823,586

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

From operations —

Net investment loss	$(14,692)	$(60,109)

Net realized gain	829,270	5,966,879

Net change in unrealized appreciation (depreciation)	3,009,008	918,020

Net increase in net assets from operations	$3,823,586	$6,824,790

Distributions to shareholders —

Class A	$(2,980,726)	$(6,572,154)

Class C	(344,958)	(790,315)

Class I	(1,243,743)	(2,749,638)

Total distributions to shareholders	$(4,569,427)	$(10,112,107)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$8,749,062	$3,688,112

Class C	2,210,521	682,862

Class I	12,740,766	2,856,666

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,626,420	5,754,795

Class C	328,863	758,576

Class I	1,226,645	2,474,928

Cost of shares redeemed

Class A	(3,634,929)	(8,393,516)

Class C	(292,433)	(1,039,419)

Class I	(4,039,194)	(4,997,872)

Net asset value of shares converted

Class A	261,832	—

Class C	(261,832)	—

Net increase in net assets from Fund share transactions	$19,915,721	$1,785,132

Net increase (decrease) in net assets	$19,169,880	$(1,502,185)

Net Assets

At beginning of period	$28,414,730	$29,916,915

At end of period	$47,584,610	$28,414,730

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Financial Highlights

	Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$11.320		$13.260		$12.880		$14.130	$15.210	$13.360

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.005)		$(0.023)		$(0.003)		$0.005	$0.014	$0.028

Net realized and unrealized gain	0.735		2.629		2.170		1.398	0.059	2.164

Total income from operations	$0.730		$2.606		$2.167		$1.403	$0.073	$2.192

Less Distributions

From net investment income	$—		$—		$—		$(0.006)	$(0.008)	$(0.026)

From net realized gain	(1.520)		(4.546)		(1.787)		(2.647)	(1.145)	(0.316)

Total distributions	$(1.520)		$(4.546)		$(1.787)		$(2.653)	$(1.153)	$(0.342)

Net asset value — End of period	$10.530		$11.320		$13.260		$12.880	$14.130	$15.210

Total Return(2)	8.13	%(3)(4)	26.96	%(3)	19.35	%(3)	10.35%	0.16%	16.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,951		$18,938		$19,896		$54,078	$63,332	$84,938

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.17	%(3)(6)	1.25	%(3)	1.27	%(3)	1.21%	1.13%	1.08%

Net investment income (loss)	(0.11	)%(6)	(0.21)%		(0.03)%		0.04%	0.09%	0.19%

Portfolio Turnover	5	%(4)	14%		28%		39%	51%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.34%, 0.27% and 0.13% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$10.590		$12.750		$12.540		$13.840	$14.900	$13.140

Income (Loss) From Operations

Net investment loss(1)	$(0.039)		$(0.098)		$(0.095)		$(0.090)	$(0.098)	$(0.080)

Net realized and unrealized gain	0.669		2.484		2.092		1.365	0.068	2.112

Total income (loss) from operations	$0.630		$2.386		$1.997		$1.275	$(0.030)	$2.032

Less Distributions

From net realized gain	$(1.520)		$(4.546)		$(1.787)		$(2.575)	$(1.030)	$(0.272)

Total distributions	$(1.520)		$(4.546)		$(1.787)		$(2.575)	$(1.030)	$(0.272)

Net asset value — End of period	$9.700		$10.590		$12.750		$12.540	$13.840	$14.900

Total Return(2)	7.69	%(3)(4)	26.01	%(3)	18.41	%(3)	9.52%	(0.53)%	15.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,271		$2,326		$2,194		$3,157	$3,100	$3,962

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.92	%(3)(6)	2.00	%(3)	2.02	%(3)	1.96%	1.88%	1.83%

Net investment loss	(0.85	)%(6)	(0.96)%		(0.80)%		(0.71)%	(0.66)%	(0.55)%

Portfolio Turnover	5	%(4)	14%		28%		39%	51%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.35%, 0.27% and 0.17% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018		2017		2016	2015	2014

Net asset value — Beginning of period	$10.010		$12.210		$12.010		$13.350	$14.430	$12.700

Income (Loss) From Operations

Net investment income(1)	$0.007		$0.003		$0.024		$0.039	$0.046	$0.061

Net realized and unrealized gain	0.633		2.343		1.993		1.318	0.065	2.048

Total income from operations	$0.640		$2.346		$2.017		$1.357	$0.111	$2.109

Less Distributions

From net investment income	$—		$—		$(0.030)		$(0.050)	$(0.046)	$(0.063)

From net realized gain	(1.520)		(4.546)		(1.787)		(2.647)	(1.145)	(0.316)

Total distributions	$(1.520)		$(4.546)		$(1.817)		$(2.697)	$(1.191)	$(0.379)

Net asset value — End of period	$9.130		$10.010		$12.210		$12.010	$13.350	$14.430

Total Return(2)	8.31	%(3)(4)	27.21	%(3)	19.58	%(3)	10.66%	0.43%	16.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,363		$7,150		$7,826		$12,780	$38,804	$95,204

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.90	%(3)(6)	1.00	%(3)	1.02	%(3)	0.96%	0.88%	0.83%

Net investment income	0.15	%(6)	0.03%		0.21%		0.32%	0.32%	0.44%

Portfolio Turnover	5	%(4)	14%		28%		39%	51%	46%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator and sub-adviser reimbursed certain operating expenses (equal to 0.38%, 0.27% and 0.16% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Focused Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund

13

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,042,789

Gross unrealized appreciation	$14,408,832

Gross unrealized depreciation	(31,512)

Net unrealized appreciation	$14,377,320

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended March 31, 2019, the investment adviser fee amounted to $109,495 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.25%, 2.00% and 1.00% prior to February 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2020. Pursuant to this agreement, EVM and Atlanta Capital were allocated $59,883 in total of the Fund’s operating expenses for the six months ended March 31, 2019.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, EVM earned $5,878 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,258 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

14

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2019 amounted to $26,104 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2019, the Fund paid or accrued to EVD $9,968 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2019 amounted to $3,323 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2019, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $16,703,381 and $1,697,763, respectively, for the six months ended March 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	859,443	361,338

Issued to shareholders electing to receive payments of distributions in Fund shares	280,600	616,805

Redemptions	(376,193)	(805,692)

Converted from Class C shares	27,286	—

Net increase	791,136	172,451

Class C	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	244,824	66,006

Issued to shareholders electing to receive payments of distributions in Fund shares	38,019	86,300

Redemptions	(32,846)	(104,737)

Converted to Class A shares	(29,569)	—

Net increase	220,428	47,569

15

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	1,514,348	296,197

Issued to shareholders electing to receive payments of distributions in Fund shares	151,251	300,355

Redemptions	(477,979)	(523,593)

Net increase	1,187,620	72,959

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$46,353,455	*	$—	$—	$46,353,455

Short-Term Investments	—		2,066,654	—	2,066,654

Total Investments	$46,353,455		$2,066,654	$—	$48,420,109

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

16

Eaton Vance

Atlanta Capital Focused Growth Fund

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Focused Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Focused Growth Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

17

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

18

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7725    3.31.19

Eaton Vance

Atlanta Capital Select Equity Fund

Semiannual Report

March 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2019

Eaton Vance

Atlanta Capital Select Equity Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	19

Important Notices	20

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Performance1,2

Portfolio Managers William O. Bell IV, CFA, W. Matthew Hereford, CFA and Charles B. Reed, CFA, each of Atlanta Capital Management Company, LLC.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	01/03/2012	01/03/2012	3.37%	15.61%	10.86%	13.77%
Class A with 5.75% Maximum Sales Charge	—	—	–2.59	8.95	9.56	12.84
Class C at NAV	03/19/2013	01/03/2012	2.97	14.76	10.03	13.05
Class C with 1% Maximum Sales Charge	—	—	1.98	13.76	10.03	13.05
Class I at NAV	01/03/2012	01/03/2012	3.50	15.93	11.14	14.04
Class R6 at NAV	02/01/2017	01/03/2012	3.54	15.97	11.16	14.06
Russell 1000® Index	—	—	–1.76%	9.30%	10.63%	13.99%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
Gross			1.09%	1.84%	0.84%	0.79%
Net			1.05	1.80	0.80	0.75

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Ball Corp.	7.8%

TJX Cos., Inc. (The)	6.5

White Mountains Insurance Group, Ltd.	6.0

Fiserv, Inc.	5.3

U.S. Bancorp	4.9

Visa, Inc., Class A	4.5

Global Payments, Inc.	4.5

Teleflex, Inc.	4.4

Thermo Fisher Scientific, Inc.	3.8

Ross Stores, Inc.	3.5

Total	51.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Endnotes and Additional Disclosures

[1]

Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 1/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2018 – March 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (10/1/18)	Ending Account Value (3/31/19)	Expenses Paid During Period* (10/1/18 – 3/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,033.70	$5.32	**	1.05%
Class C	$1,000.00	$1,029.70	$9.11	**	1.80%
Class I	$1,000.00	$1,035.00	$4.06	**	0.80%
Class R6	$1,000.00	$1,035.40	$3.81	**	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.29	**	1.05%
Class C	$1,000.00	$1,016.00	$9.05	**	1.80%
Class I	$1,000.00	$1,020.90	$4.03	**	0.80%
Class R6	$1,000.00	$1,021.20	$3.78	**	0.75%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2018.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 96.8%
Security	Shares	Value

Banks — 4.9%

U.S. Bancorp	433,966	$20,912,822

		$20,912,822

Beverages — 3.0%

Diageo PLC ADR	77,488	$12,677,812

		$12,677,812

Capital Markets — 1.9%

Affiliated Managers Group, Inc.	76,244	$8,166,495

		$8,166,495

Chemicals — 3.0%

Sherwin-Williams Co. (The)	29,988	$12,916,131

		$12,916,131

Containers & Packaging — 7.8%

Ball Corp.	579,195	$33,512,223

		$33,512,223

Equity Real Estate Investment Trusts (REITs) — 3.0%

American Tower Corp.	65,715	$12,949,798

		$12,949,798

Food Products — 2.0%

Nestle SA ADR	88,909	$8,474,806

		$8,474,806

Health Care Equipment & Supplies — 14.4%

Cooper Cos., Inc. (The)	28,671	$8,491,490

Danaher Corp.	80,462	10,622,593

Dentsply Sirona, Inc.	211,275	10,477,127

STERIS PLC	102,091	13,070,711

Teleflex, Inc.	62,767	18,965,677

		$61,627,598

Health Care Providers & Services — 1.6%

Henry Schein, Inc.(1)	114,857	$6,904,054

		$6,904,054

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%

Aramark	408,615	$12,074,573

		$12,074,573

Insurance — 7.5%

Markel Corp.(1)	6,632	$6,607,063

White Mountains Insurance Group, Ltd.	27,812	25,739,450

		$32,346,513

IT Services — 18.3%

Fidelity National Information Services, Inc.	57,323	$6,483,231

Fiserv, Inc.(1)	259,185	22,880,852

Global Payments, Inc.	140,477	19,177,920

Mastercard, Inc., Class A	45,679	10,755,121

Visa, Inc., Class A	123,274	19,254,166

		$78,551,290

Life Sciences Tools & Services — 3.8%

Thermo Fisher Scientific, Inc.	59,171	$16,196,286

		$16,196,286

Machinery — 2.2%

Fortive Corp.	114,227	$9,582,503

		$9,582,503

Professional Services — 3.1%

Verisk Analytics, Inc.	98,370	$13,083,210

		$13,083,210

Software — 4.7%

ANSYS, Inc.(1)	64,424	$11,770,909

Check Point Software Technologies, Ltd.(1)	67,524	8,541,111

		$20,312,020

Specialty Retail — 12.8%

O’Reilly Automotive, Inc.(1)	30,225	$11,736,367

Ross Stores, Inc.	162,472	15,126,143

TJX Cos., Inc. (The)	523,361	27,848,039

		$54,710,549

Total Common Stocks (identified cost $287,645,855)		$414,998,683

5	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.59%(2)	12,934,911	$12,934,911

Total Short-Term Investments (identified cost $12,934,911)		$12,934,911

Total Investments — 99.8% (identified cost $300,580,766)		$427,933,594

Other Assets, Less Liabilities — 0.2%		$915,079

Net Assets — 100.0%		$428,848,673

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

6	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2019

Unaffiliated investments, at value (identified cost, $287,645,855)	$414,998,683

Affiliated investment, at value (identified cost, $12,934,911)	12,934,911

Dividends receivable	309,467

Dividends receivable from affiliated investment	40,446

Receivable for Fund shares sold	1,399,876

Tax reclaims receivable	105,820

Receivable from affiliates	11,270

Total assets	$429,800,473

Liabilities

Payable for Fund shares redeemed	$562,770

Payable to affiliates:

Investment adviser and administration fee	247,091

Distribution and service fees	32,440

Accrued expenses	109,499

Total liabilities	$951,800

Net Assets	$428,848,673

Sources of Net Assets

Paid-in capital	$301,492,434

Distributable earnings	127,356,239

Total	$428,848,673

Class A Shares

Net Assets	$52,880,233

Shares Outstanding	2,315,723

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$22.84

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$24.23

Class C Shares

Net Assets	$26,133,285

Shares Outstanding	1,201,563

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$21.75

Class I Shares

Net Assets	$333,212,575

Shares Outstanding	14,346,016

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$23.23

Class R6 Shares

Net Assets	$16,622,580

Shares Outstanding	714,743

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$23.26

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2019

Dividends	$1,382,158

Dividends from affiliated investment	234,190

Total investment income	$1,616,348

Expenses

Investment adviser and administration fee	$1,314,011

Distribution and service fees

Class A	56,376

Class C	116,035

Trustees’ fees and expenses	10,068

Custodian fee	56,409

Transfer and dividend disbursing agent fees	100,831

Legal and accounting services	24,028

Printing and postage	22,284

Registration fees	39,818

Miscellaneous	12,646

Total expenses	$1,752,506

Deduct —

Allocation of expenses to affiliates	$82,020

Total expense reductions	$82,020

Net expenses	$1,670,486

Net investment loss	$(54,138)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$5,427,369

Investment transactions — affiliated investment	738

Net realized gain	$5,428,107

Change in unrealized appreciation (depreciation) —

Investments	$10,405,654

Net change in unrealized appreciation (depreciation)	$10,405,654

Net realized and unrealized gain	$15,833,761

Net increase in net assets from operations	$15,779,623

8	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

From operations —

Net investment loss	$(54,138)	$(272,097)

Net realized gain	5,428,107	11,885,534

Net change in unrealized appreciation (depreciation)	10,405,654	47,777,305

Net increase in net assets from operations	$15,779,623	$59,390,742

Distributions to shareholders —

Class A	$(1,845,688)	$(1,344,852)

Class C	(1,007,198)	(377,678)

Class I	(11,796,312)	(3,957,406)

Class R6	(570,126)	(169,938)

Total distributions to shareholders	$(15,219,324)	$(5,849,874)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$11,034,598	$15,656,802

Class C	4,837,092	3,465,280

Class I	82,016,791	80,171,257

Class R6	1,996,541	14,046,834

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,668,436	1,279,483

Class C	893,649	344,263

Class I	10,316,450	3,520,451

Class R6	570,126	169,938

Cost of shares redeemed

Class A	(7,089,227)	(64,683,224)

Class C	(2,637,419)	(5,312,333)

Class I	(53,880,011)	(81,440,557)

Class R6	(617,898)	(1,299,231)

Net asset value of shares converted

Class A	902,733	—

Class C	(902,733)	—

Net increase (decrease) in net assets from Fund share transactions	$49,109,128	$(34,081,037)

Net increase in net assets	$49,669,427	$19,459,831

Net Assets

At beginning of period	$379,179,246	$359,719,415

At end of period	$428,848,673	$379,179,246

9	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Financial Highlights

	Class A

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$23.050		$19.980	$17.590	$16.320	$15.450	$14.120

Income (Loss) From Operations

Net investment loss(1)	$(0.020)		$(0.051)	$(0.034)	$(0.054)	$(0.047)	$(0.024)

Net realized and unrealized gain	0.717		3.448	2.427	1.870	1.132	1.402

Total income from operations	$0.697		$3.397	$2.393	$1.816	$1.085	$1.378

Less Distributions

From net realized gain	$(0.907)		$(0.327)	$(0.003)	$(0.546)	$(0.215)	$(0.048)

Total distributions	$(0.907)		$(0.327)	$(0.003)	$(0.546)	$(0.215)	$(0.048)

Net asset value — End of period	$22.840		$23.050	$19.980	$17.590	$16.320	$15.450

Total Return(2)(3)	3.37	%(4)	17.20%	13.67%	11.23%	7.01%	9.78%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,880		$46,288	$84,692	$72,865	$54,145	$54,602

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.05	%(5)	1.05%	1.10%	1.20%	1.20%	1.20%

Net investment loss	(0.19	)%(5)	(0.24)%	(0.18)%	(0.32)%	(0.28)%	(0.16)%

Portfolio Turnover	12	%(4)	3%	14%	16%	24%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.04%, 0.07%, 0.05%, 0.15% and 0.09% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$22.080		$19.290	$17.110	$16.000	$15.270	$14.060

Income (Loss) From Operations

Net investment loss(1)	$(0.096)		$(0.196)	$(0.168)	$(0.175)	$(0.170)	$(0.133)

Net realized and unrealized gain	0.673		3.313	2.351	1.831	1.115	1.391

Total income from operations	$0.577		$3.117	$2.183	$1.656	$0.945	$1.258

Less Distributions

From net realized gain	$(0.907)		$(0.327)	$(0.003)	$(0.546)	$(0.215)	$(0.048)

Total distributions	$(0.907)		$(0.327)	$(0.003)	$(0.546)	$(0.215)	$(0.048)

Net asset value — End of period	$21.750		$22.080	$19.290	$17.110	$16.000	$15.270

Total Return(2)(3)	2.97	%(4)	16.36%	12.76%	10.49%	6.16%	8.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,133		$24,222	$22,588	$19,479	$12,096	$9,128

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.80	%(6)	1.80%	1.85%	1.95%	1.95%	1.95%

Net investment loss	(0.94	)%(6)	(0.96)%	(0.93)%	(1.05)%	(1.03)%	(0.89)%

Portfolio Turnover	12	%(4)	3%	14%	16%	24%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.04%, 0.07%, 0.05%, 0.15% and 0.09% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Financial Highlights — continued

	Class I

	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$23.400		$20.220	$17.760	$16.430	$15.520	$14.150

Income (Loss) From Operations

Net investment income (loss)(1)	$0.007		$0.009	$0.015	$(0.007)	$(0.006)	$0.016

Net realized and unrealized gain	0.730		3.498	2.448	1.883	1.131	1.402

Total income from operations	$0.737		$3.507	$2.463	$1.876	$1.125	$1.418

Less Distributions

From net realized gain	$(0.907)		$(0.327)	$(0.003)	$(0.546)	$(0.215)	$(0.048)

Total distributions	$(0.907)		$(0.327)	$(0.003)	$(0.546)	$(0.215)	$(0.048)

Net asset value — End of period	$23.230		$23.400	$20.220	$17.760	$16.430	$15.520

Total Return(2)(3)	3.50	%(4)	17.49%	13.93%	11.58%	7.24%	10.04%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$333,213		$294,066	$252,429	$168,322	$35,746	$41,321

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.80	%(5)	0.80%	0.85%	0.95%	0.95%	0.95%

Net investment income (loss)	0.06	%(5)	0.04%	0.08%	(0.04)%	(0.03)%	0.11%

Portfolio Turnover	12	%(4)	3%	14%	16%	24%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.04%, 0.07%, 0.05%, 0.15% and 0.09% of average daily net assets for the six months ended March 31, 2019 and the years ended September 30, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Period Ended September 30, 2017(1)

Net asset value — Beginning of period	$23.420		$20.230	$18.230

Income (Loss) From Operations

Net investment income(2)	$0.012		$0.025	$0.040

Net realized and unrealized gain	0.735		3.492	1.960

Total income from operations	$0.747		$3.517	$2.000

Less Distributions

From net realized gain	$(0.907)		$(0.327)	$—

Total distributions	$(0.907)		$(0.327)	$—

Net asset value — End of period	$23.260		$23.420	$20.230

Total Return(3)(4)	3.54	%(5)	17.59%	10.97	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,623		$14,603	$11

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.75	%(6)	0.75%	0.75	%(6)

Net investment income	0.11	%(6)	0.11%	0.32	%(6)

Portfolio Turnover	12	%(5)	3%	14	%(7)

(1)	For the period from the commencement of operations, February 1, 2017, to September 30, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.04% and 0.06% of average daily net assets for the six months ended March 31, 2019, the year ended September 30, 2018 and the period from the commencement of operations, February 1, 2017, to September 30, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended September 30, 2017.

13	See Notes to Financial Statements.

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Atlanta Capital Select Equity Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$300,653,351

Gross unrealized appreciation	$133,004,488

Gross unrealized depreciation	(5,724,245)

Net unrealized appreciation	$127,280,243

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended March 31, 2019, the investment adviser and administration fee amounted to $1,314,011 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Atlanta Capital have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80%, 0.80% and 0.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after January 31, 2020. Pursuant to this agreement, EVM and Atlanta Capital were allocated $82,020 in total of the Fund’s operating expenses for the six months ended March 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2019, EVM earned $5,054 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $22,155 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

15

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2019 amounted to $56,376 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2019, the Fund paid or accrued to EVD $87,026 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2019 amounted to $29,009 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2019, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $67,314,036 and $45,079,898, respectively, for the six months ended March 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	513,070	745,791

Issued to shareholders electing to receive payments of distributions in Fund shares	79,525	62,505

Redemptions	(328,330)	(3,039,132)

Converted from Class C shares	42,925	—

Net increase (decrease)	307,190	(2,230,836)

16

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	235,402	170,339

Issued to shareholders electing to receive payments of distributions in Fund shares	44,616	17,449

Redemptions	(130,691)	(261,494)

Converted to Class A shares	(45,013)	—

Net increase (decrease)	104,314	(73,706)

Class I	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	3,784,460	3,723,407

Issued to shareholders electing to receive payments of distributions in Fund shares	483,886	169,742

Redemptions	(2,491,480)	(3,805,261)

Net increase	1,776,866	87,888

Class R6	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018

Sales	93,191	675,229

Issued to shareholders electing to receive payments of distributions in Fund shares	26,704	8,190

Redemptions	(28,712)	(60,408)

Net increase	91,183	623,011

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2019.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Notes to Financial Statements (Unaudited) — continued

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$414,998,683	*	$—	$—	$414,998,683

Short-Term Investments	—		12,934,911	—	12,934,911

Total Investments	$414,998,683		$12,934,911	$—	$427,933,594

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

18

Eaton Vance

Atlanta Capital Select Equity Fund

March 31, 2019

Officers and Trustees

Officers of Eaton Vance Atlanta Capital Select Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital Select Equity Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7782    3.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 24, 2019